COLUMBIA ETF TRUST I

225 Franklin Street

Boston, MA 02110

October 3, 2018

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia ETF Trust I (the Registrant)

Columbia Multi-Sector Municipal Income ETF

Post-Effective Amendment No. 10

File No. 333-209996/811-22736

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus for the above-referenced fund does not differ from that contained in Registrant’s Post-Effective Amendment No. 10 (Amendment). This Amendment was filed electronically on July 17, 2018.

If you have any questions, please contact either me at (212) 850-1703 or Kayla Sylvia at (617) 385-9539.

Sincerely,

/s/ Joseph D’Alessandro

Joseph D’Alessandro

Assistant Secretary

Columbia ETF Trust I